Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share

Note 7 –Earnings Per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares outstanding during the period. For purposes of calculating basic earnings per share, weighted average common shares outstanding excludes unallocated employee stock ownership plan (ESOP) shares that have not been committed for release and unvested restricted stock.

Diluted earnings per share is computed using the same method as basic earnings per share, but reflects the potential dilution that could occur if stock options and unvested shares of restricted stock were exercised and converted into common stock. These potentially dilutive shares are included in the weighted average number of shares outstanding for the period using the treasury stock method. When applying the treasury stock method, we add: (1) the assumed proceeds from option exercises; (2) the tax benefit, if any, that would have been credited to additional paid-in capital assuming exercise of non-qualified stock options and vesting of shares of restricted stock; and (3) the average unamortized compensation costs related to unvested shares of restricted stock and stock options. We then divide this sum by our average stock price for the period to calculate assumed shares repurchased. The excess of the number of shares issuable over the number of shares assumed to be repurchased is added to basic weighted average common shares to calculate diluted earnings per share.

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (dollars in thousands, except per share data):

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011
Net income available to common stockholders	$3,948	$4,347	$8,896	$9,317

Weighted average shares outstanding-basic	38,512,169	40,599,400	38,579,475	40,848,467
Effect of non-vested restricted stock and stock options outstanding	451,952	381,291	473,643	411,566

Weighted average shares outstanding-diluted	38,964,121	40,980,691	39,053,118	41,260,033

Earnings per share-basic	$0.10	$0.11	$0.23	$0.23
Earnings per share-diluted	$0.10	$0.11	$0.23	$0.23

(16)	Earnings Per Share

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (in thousands, except share data):

	December 31,
	2011	2010	2009
Net income available to common stockholders	$16,823	$13,793	$12,074
Weighted average shares outstanding-basic	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	446,254	281,900	126,794

Weighted average shares outstanding-diluted	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$0.42	$0.33	$0.28
Earnings per share-diluted	$0.42	$0.33	$0.28